1674                            FORM N-SAR
                                                                          40,419

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending  --------------------------------------------
             or fiscal year ending                  12/31/04
                                    --------------------------------------------

Is this a transition report? (Y/N)                       N
                                    --------------------------------------------

Is this an amendment to a previous filing? (Y/N)         N
                                                  ------------------------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A. Registrant Name:                       Separate Account of USAA Life
                                             Insurance Company
B. File Number:                              811-8670
C. Telephone Number:                         1-800-531-8000

2. A. Street:                                9800 Fredericksburg Road
   B. City:                                  San Antonio
   C. State:                                 TX
   D. Zip Code                               78288
      Zip Ext:
   E. Foreign Country:
      Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)         N
                                                             -------------------

4. Is this the last filing on this form by Registrant? (Y/N)          N
                                                             -------------------

5. Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                   -------------
   [If answer is "Y" (Yes), complete only items 89 though 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                      --------------------------
   [If answer is "Y" (Yes), complete only items 111 though 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)     N
                                                                    ------------
   [If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the
   end of the period?                                                 ---------
                                                                        51,602

1674                               Form N-SAR                             40,465

For period ending              12/31/04     If filing more than one
                              ----------
                                                                            ----
File number                    811-8670     Page 47, "X" box                |  |
                              ----------                                    ----

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
                                       USAA Life Insurance Company
                                 -----------------------------------------------
     B. [/] File Number (If any):
                                 -----------------------------------------------

     C. [/] City:      San Antonio   State:      TX  Zip Code:  78288  Zip Ext:
                   ----------------        --------          -------      -----
        [/] Foreign Country: ----------------- Foreign Postal Code: ------------

111. A. [/] Depositor Name:  ---------------------------------------------------

     B. [/] File Number (If any):  ---------------------------------------------

     C. [/] City: ------------  State:----------Zip Code:-------Zip Ext:--------

        [/] Foreign Country: -------------------  Foreign Postal Code:----------
112. A. [/] Sponsor Name:              USAA Life Insurance Company
                                       -----------------------------------------
     B. [/] File Number (If any):           ------------------------------------
     C. [/] City: San Antonio      State:  TX    Zip Code:  78288    Zip Ext:
            ----------------         ----             -------            ------
        [/] Foreign Country:  ---------------------- Foreign Postal Code:------

112. A. [/] Sponsor Name:         ----------------------------------------------
     B. [/] File Number (If any): ----------------------------------------------
     C. [/] City:--------- State:--------- Zip Code:------------- Zip Ext:------
        [/] Foreign Country: -----------------Foreign Postal Code:--------------

Federal Securities Law Reports                                            51,602

40,466                         INVESTMENT COMPANIES--FORMS
For period ending            12/31/04       If filing more than one
                        -----------------
                                                                            ----
File number                  811-8670       Page 48, "X" box                |  |
                        -----------------                                   ----

113. A. [/] Trustee Name:             USAA Life Insurance Company
                            ------------------------------------------
     B. [/] City:    San Antonio  State:   TX Zip Code: 78288    Zip Ext:
                     ------------         ---           -------           ------
        [/] Foreign Country:---------------------- Foreign Postal Code: --------
113. A. [/] Trustee Name:   ----------------------------------------------------
     B. [/] City:------- State:------- Zip Code:-------- Zip Ext: --------------
        [/] Foreign Country:-------------------- Foreign Postal Code: ----------

114. A. [/] Principal Underwriter Name:  USAA Investment Management Company
                                        ----------------------------------------

     B. [/] File Number (If any):         41241
                                        ---------

     C. [/] City:   San Antonio   State: TX   Zip Code: 78288    Zip Ext:
                  --------------         ----           -------           ------
        [/] Foreign Country:------------------ Foreign Postal Code:-------------

114. A. [/] Principal Underwriter Name: ----------------------------------------
     B. [/] File Number (If any):       -------------------------
     C. [/] City:------------State:--------- Zip Code:-------- Zip Ext:---------
        [/] Foreign Country: ------------------Foreign Postal Code:-------------

115. A. [/] Independent Public Accountant Name:   Ernst & Young, LLP
                                                --------------------------------
     C. [/] City:  San Antonio   State:  TX    Zip Code: 78205    Zip Ext:
                 ---------------        -----            ------           ------
        [/] Foreign Country: ------------ Foreign Postal Code: -----------------

115. A. [/] Independent Public Accountant Name:
                                                --------------------------------
     C. [/] City:----------State:---------- Zip Code:-----------Zip Ext:--------
        [/] Foreign Country:----------------- Foreign Postal Code:--------------

51,602
1674                        FORM N-SAR                                    40,467
For period ending            12/31/04       If filing more than one
                        -----------------
                                                                            ----
File number                  811-8670       Page 49, "X" box                |  |
                        -----------------                                   ----
116. Family of investment companies information
    A. [/] Is Registrant part of a family of investment companies? (Y/N)    N
                                                                          -----
                                                                           Y/N
    B. [/] Identify the family in 10 letters -----------------------------------

           (NOTE: In filing this form, use this identification consistently for all investment companies in a family.
           This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)--- Y
                                                                             ---
                                                                             Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)----------------------          Y
                                                                           ----
                                                                            Y/N
     C. [/] Scheduled premium variable life contracts? (Y/N) ------          N
                                                                           -----
                                                                            Y/N

     D. [/] Flexible premium variable life contracts? (Y/N) -------         N
                                                                          -----
                                                                           Y/N
     E. [/] Other types of insurance products registered under
            the Securities Act of 1933? (Y/N) ---------------------         N
                                                                          -----
                                                                           Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the
         Securities Act of 1933  ----------------------------------        18
                                                                        -------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period ------------------------------         0
                                                                        -------
120. [/] State the total value of the portfolio securities on the date of deposit for the new seriesincluded in item
         119 ($000's omitted)--------------------------------------     $   N/A
                                                                        -------
121. [/] State the number of series for which a current
         prospectus was in existence at the end of the period -----        18
                                                                        -------
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period --------------------------------        18
                                                                        -------

Federal Securities Law Reports                                            51,602

40,468                    INVESTMENT COMPANIES--FORMS

For period ending          12/31/04              If filing more than one
                       ---------------------
File number                 811-8670              Page 50, "X" box         ----
                                                                           ----
                       ---------------------



123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
----------------------------------------------------------------      $  (2,179)
                                                                      ----------

124. [/] State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
----------------------------------------------------------------      $     N/A
                                                                      ----------

125. [/] State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
principal underwriter which is an affiliated person of the
principal underwriter during the current period solely from the sale of units of all series of Registrant
($000's omitted)------------------------------------------------       $   N/A
                                                                      ----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any,
collected on units of a prior series placed in the portfolio of
a subsequent series. ) ($000's omitted)-------------------------        $   N/A
                                                                      ----------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group o series during the current period (excluding distributions of realized gains, if any):

                                                     Number of           Total Assets         Total Income
                                                      Seried               ($000's           Distributions
                                                     Investing             omitted)          $000's omitted)

A. U.S. Treasury direct issue                            0
                                                     ---------             --------            --------------
B. U. S. Government agency                               0
                                                     ---------             --------            --------------
C. State and municipal tax-free                          0
                                                     ---------             --------            --------------
D. Public utility debt                                   0
                                                     ---------             --------            --------------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                           0
                                                     ---------             --------            --------------
F. All other corporate intermed. &
   long-term debt                                        0
                                                     ---------             --------            --------------
G. All other corporate short-term debt                   0
                                                     ---------             --------            --------------
H. Equity securities of brokers or dealers
   or patents of brokers or dealers                      0
                                                     ---------             --------            --------------
I. Investment company equity securities                  0
                                                     ---------             --------            --------------
J. All other equity securities                           18                $ 372,768            $     0
                                                     ---------             --------            --------------
K. Other securities                                      0
                                                     ---------             --------            --------------
L. Total assets of all series of registrant             18                 $ 372,768            $     0
                                                     ---------             --------            --------------

51,602

1674                             FORM N-SAR                              40,469
For period ending          12/31/04              If filing more than one
                       ---------------------
File number                 811-8670              Page 51, "X" box         ----
                                                                           ----
                       ---------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
 (Y/N)   ------------------------------------------------------------------  N
                                                                            ----
                                                                            Y/N

  [If answer is "N" (No),go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in
default as to   payment of principal or interest at the end of the current
period?    (Y/N)
         ------------------------------------------------------------------  N
                                                                            ----
                                                                            Y/N
  [If answer is "N" (No), go to item 131.]

130. [/] In computations    of NAV or   offering price per unit, is
any part of the value attributed to instruments identified in item
129 derived from insurance or guarantees? (Y/N) ----------------------    ------
                                                                            Y/N

131. Total expenses incurred by all series of   Registrant during the
current reporting period ($000's omitted) ---------------------------      2,608
                                                                        --------

132. [/] List the "811" (Investment Company Act of 1940)
registration number for all Series of Registrant that are
being   included in this filing:

811-8670            811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

811-                811-            811-                811-
   ---------           ---------        -----------         -----------

                            [The next page is 40,501]

Federal Securities Law Reports                                            51,602